Average Annual Total Returns - (American Beacon Funds)		12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Beacon DoubleLine Floating Rate Fund | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
American Beacon DoubleLine Floating Rate Fund | S&P UBS Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	6.37%		5.78%
American Beacon DoubleLine Floating Rate Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		6.75%	5.44%		4.56%
Performance Inception Date	Feb. 01, 2013
American Beacon DoubleLine Floating Rate Fund | Y Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.76%	2.75%		2.30%
American Beacon DoubleLine Floating Rate Fund | Y Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.94%	2.97%		2.48%
American Beacon DoubleLine Floating Rate Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.46%	5.18%		4.29%
Performance Inception Date	Feb. 01, 2013
American Beacon DoubleLine Select Income Fund | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.75%
American Beacon DoubleLine Select Income Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	1.61%	2.97%
Performance Inception Date	Apr. 01, 2016
American Beacon DoubleLine Select Income Fund | Y Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.57%	0.10%	1.55%
American Beacon DoubleLine Select Income Fund | Y Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	0.58%	1.66%
American Beacon DoubleLine Select Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	1.36%	2.72%
Performance Inception Date	Apr. 01, 2016